Annual Operating Expenses {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-07 - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund
Sep. 29, 2020
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.32%
Total annual operating expenses	1.00%